Schedule of Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill Schedule Of Goodwill 1	$ 9,210,122
Goodwill Schedule Of Goodwill 2	(3,057,879)
Goodwill Schedule Of Goodwill 3	(332,350)
Goodwill Schedule Of Goodwill 4	(1,066,439)
Goodwill Schedule Of Goodwill 5	4,753,454
Goodwill Schedule Of Goodwill 6	2,908,695
Goodwill Schedule Of Goodwill 7	3,057,879
Goodwill Schedule Of Goodwill 8	1,885,414
Goodwill Schedule Of Goodwill 9	(7,851,988)
Goodwill Schedule Of Goodwill 10	0
Goodwill Schedule Of Goodwill 11	12,118,817
Goodwill Schedule Of Goodwill 12	0
Goodwill Schedule Of Goodwill 13	1,553,064
Goodwill Schedule Of Goodwill 14	(8,918,427)
Goodwill Schedule Of Goodwill 15	$ 4,753,454
Goodwill Schedule Of Goodwill 1		$ 4,753,454
Goodwill Schedule Of Goodwill 2		0
Goodwill Schedule Of Goodwill 3		(311,087)
Goodwill Schedule Of Goodwill 4		(4,442,367)
Goodwill Schedule Of Goodwill 5		0
Goodwill Schedule Of Goodwill 6		0
Goodwill Schedule Of Goodwill 7		0
Goodwill Schedule Of Goodwill 8		0
Goodwill Schedule Of Goodwill 9		0
Goodwill Schedule Of Goodwill 10		0
Goodwill Schedule Of Goodwill 11		4,753,454
Goodwill Schedule Of Goodwill 12		0
Goodwill Schedule Of Goodwill 13		(311,087)
Goodwill Schedule Of Goodwill 14		(4,442,367)
Goodwill Schedule Of Goodwill 15		$ 0